Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 94.2%
ARGENTINA — 5.4%
MercadoLibre, Inc.*	5,856	$9,834,566
BELGIUM — 3.4%
Umicore SA	104,942	6,208,329
CANADA — 3.3%
AbCellera Biologics, Inc.*	58,760	1,177,551
Shopify, Inc., Class A *	3,612	4,897,077
		6,074,628
CHINA — 1.5%
Alibaba Group Holding Ltd.*	144,800	2,680,819
DENMARK — 7.1%
Chr. Hansen Holding A/S	42,997	3,512,091
Novozymes A/S, B Shares	49,052	3,362,579
Orsted AS	47,115	6,210,447
		13,085,117
INDIA — 3.0%
Housing Development Finance Corp., Ltd.	149,337	5,519,182
INDONESIA — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	15,042,317	4,009,481
JAPAN — 3.9%
M3, Inc.	100,100	7,133,959
KENYA — 0.7%
Safaricom PLC	3,227,800	1,229,777
NETHERLANDS — 7.7%
ASML Holding NV	18,909	14,126,128
SOUTH AFRICA — 1.7%
Discovery Ltd.*	336,791	3,077,346
SWEDEN — 3.2%
Nibe Industrier AB, B Shares	468,824	5,891,599
TAIWAN — 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	541,000	11,189,009
UNITED KINGDOM — 0.8%
FDM Group Holdings PLC	82,918	1,415,985
UNITED STATES — 44.2%
10X Genomics, Inc., Class A *	29,642	4,315,282
ABIOMED, Inc.*	12,362	4,024,078
Alnylam Pharmaceuticals, Inc.*	24,750	4,673,047
Berkeley Lights, Inc.*	34,769	680,082
Beyond Meat, Inc.*	25,622	2,696,972
Coursera, Inc.*	96,734	3,061,631
Deere & Co.	18,113	6,069,123
Dexcom, Inc.*	16,070	8,788,040
Ecolab, Inc.	15,421	3,217,129
Illumina, Inc.*	18,442	7,480,260
Moderna, Inc.*	42,138	16,217,231
Peloton Interactive, Inc., Class A *	24,186	2,105,391
Teladoc Health, Inc.*	25,057	3,177,478
Tesla, Inc.*	12,240	9,491,875

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
UNITED STATES (continued)
Xylem, Inc.	40,604	$5,021,903
		81,019,522
Total Common Stocks
(cost $136,044,463)		172,495,447
PREFERRED STOCKS — 1.9%
GERMANY — 1.9%
Sartorius AG 0.14% (cost $1,972,599)	5,495	3,498,166
TOTAL INVESTMENTS — 96.1%
(cost $138,017,062)		$175,993,613
Other assets less liabilities — 3.9%		7,230,058
NET ASSETS — 100.0%		$183,223,671

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Positive Change Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$101,670,583	$70,824,864	$–	$172,495,447
Preferred Stocks**	–	3,498,166	–	3,498,166
Total	$101,670,583	$74,323,030	$–	$175,993,613

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.